Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 84	$ 52	$ 16	$ 136	$ 54
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	9	5	7	20
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	110	10	10	120	26
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	32	1	31	8
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(23)	0	0	(23)	$ 0
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	1	0	$ 1
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(29)	1	(10)
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(14)	2	(4)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(15)	(12)	(11)
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	10	5
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	0	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	1	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	113	51	26
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	12	7	9
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	125	22	21
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	22	(4)
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(22)	0	0
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0